ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	$ 1,071,740	$ 813,800	$ 793,907
Other comprehensive income (loss)	42,079	(7,063)	(29,855)
Equity at end of period	1,733,054	1,071,740	813,800
Accumulated other comprehensive loss
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	(83,907)	(76,844)	(46,989)
Other comprehensive income (loss)	42,079	(7,063)	(29,855)
Equity at end of period	(41,828)	(83,907)	(76,844)
Cash flow hedges
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	(51,192)	(40,436)	(17,605)
Other comprehensive income (loss)	47,212	(10,756)	(22,831)
Equity at end of period	$ (3,980)	(51,192)	(40,436)
Expected reversal period	9 years 3 months
Defined benefit plans
ACCUMULATED OTHER COMPREHENSIVE LOSS
Equity at beginning of period	$ (32,715)	(36,408)	(29,384)
Other comprehensive income (loss)	(5,133)	3,693	(7,024)
Equity at end of period	$ (37,848)	$ (32,715)	$ (36,408)